As filed with the Securities and Exchange Commission on February 17, 2016

Securities Act File No. 333-103025

Investment Company Act File No. 811-21296

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒

and/or

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1940	☒
Amendment No. 45	☒

(Check appropriate box or boxes)

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Patrick M. Patalino, General Counsel

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 42 relates solely to the following Funds, each a series of Baron Select Funds:

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Energy and Resources Fund

Baron Global Advantage Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York, and the State of New York, on the 17th day of February, 2016.

BARON SELECT FUNDS

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 42 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Ronald Baron Ronald Baron	Chief Executive Officer and Trustee	February 17, 2016

/s/ Linda S. Martinson Linda S. Martinson	Chairman, President, Chief Operating Officer and Trustee	February 17, 2016

/*s/ Norman S. Edelcup Norman S. Edelcup	Trustee	February 17, 2016

/s/ Patrick M. Patalino Patrick M. Patalino	Vice President, General Counsel and Secretary	February 17, 2016

/*s/ Harold Milner Harold Milner	Trustee	February 17, 2016

/*s/ Raymond Noveck Raymond Noveck	Trustee	February 17, 2016

/*s/ David A. Silverman David A. Silverman	Trustee	February 17, 2016

/s/ Peggy Wong Peggy Wong	Treasurer and Chief Financial Officer	February 17, 2016

/*s/ Alex Yemenidjian Alex Yemenidjian	Trustee	February 17, 2016

/*s/ Anita Rosenberg Anita Rosenberg	Trustee	February 17, 2016

By:	/s/ Patrick M. Patalino
Patrick M. Patalino
(Attorney-in-fact)

*	Attorney-in-fact pursuant to a power of attorney previously filed.

Dated: February 17, 2016

Exhibit Index

Exhibit	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase